long-term debt - Long-term debt maturities (Details) - CAD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Long-term debt maturities
Total	$ 24,393	$ 22,478
Long-term debt
Long-term debt maturities
Undiscounted contractual maturities	21,845	19,762
Composite long-term debt
Long-term debt maturities
Total	14,275
Total	7,487
Total	21,762
U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of long-term debt principal repayments	2,879
Future cash outflows in respect of associated interest and like carrying costs	1,893
Undiscounted contractual maturities	4,772
U.S. Dollars | Derivative Liability Receive
Long-term debt maturities
Future cash outflows in respect of long-term debt principal repayments - Derivative Liabilities	(2,442)
Future cash outflows in respect of associated interest and like carrying costs - Derivative Liabilities	(1,810)
Undiscounted contractual maturities - Derivative Liabilities, Receive	(4,252)
U.S. Dollars | Derivative Liability Pay
Long-term debt maturities
Future cash outflows in respect of long-term debt principal repayments - Derivative Liabilities	2,439
Future cash outflows in respect of associated interest and like carrying costs - Derivative Liabilities	1,730
Undiscounted contractual maturities - Derivative Liabilities, Pay	4,169
U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	2,876
Total	1,813
Total	4,689
Cdn. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of long-term debt principal repayments	11,399
Future cash outflows in respect of associated interest and like carrying costs	5,674
Undiscounted contractual maturities	17,073
2018
Long-term debt maturities
Total	3,468	4,360
2018 | Long-term debt
Long-term debt maturities
Undiscounted contractual maturities	1,333	1,928
2018 | Composite long-term debt
Long-term debt maturities
Total	1,007
2018 | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of long-term debt principal repayments	7
2018 | U.S. Dollars | Derivative Liability Receive
Long-term debt maturities
Future cash outflows in respect of long-term debt principal repayments - Derivative Liabilities	(3)
2018 | U.S. Dollars | Derivative Liability Pay
Long-term debt maturities
Future cash outflows in respect of long-term debt principal repayments - Derivative Liabilities	3
2018 | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	7
2018 | Cdn. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of long-term debt principal repayments	1,000
2019
Long-term debt maturities
Total	712	1,573
2019 | Long-term debt
Long-term debt maturities
Undiscounted contractual maturities	564	1,531
2019 | Composite long-term debt
Long-term debt maturities
Total	8
2019 | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of long-term debt principal repayments	8
2019 | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	8
2020
Long-term debt maturities
Total	1,775	1,501
2020 | Long-term debt
Long-term debt maturities
Undiscounted contractual maturities	1,564	1,480
2020 | Composite long-term debt
Long-term debt maturities
Total	1,008
2020 | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of long-term debt principal repayments	8
2020 | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	8
2020 | Cdn. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of long-term debt principal repayments	1,000
2021
Long-term debt maturities
Total	1,668	1,577
2021 | Long-term debt
Long-term debt maturities
Undiscounted contractual maturities	1,563	1,480
2021 | Composite long-term debt
Long-term debt maturities
Total	1,083
2021 | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of long-term debt principal repayments	8
2021 | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	8
2021 | Cdn. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of long-term debt principal repayments	1,075
2022
Long-term debt maturities
Total	2,107	1,933
2022 | Long-term debt
Long-term debt maturities
Undiscounted contractual maturities	2,092	1,913
2022 | Composite long-term debt
Long-term debt maturities
Total	1,661
2022 | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of long-term debt principal repayments	412
2022 | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	412
2022 | Cdn. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of long-term debt principal repayments	1,249
Thereafter
Long-term debt maturities
Total	14,663	11,534
Thereafter | Long-term debt
Long-term debt maturities
Undiscounted contractual maturities	14,729	$ 11,430
Thereafter | Composite long-term debt
Long-term debt maturities
Total	9,508
Thereafter | U.S. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of long-term debt principal repayments	2,436
Thereafter | U.S. Dollars | Derivative Liability Receive
Long-term debt maturities
Future cash outflows in respect of long-term debt principal repayments - Derivative Liabilities	(2,439)
Thereafter | U.S. Dollars | Derivative Liability Pay
Long-term debt maturities
Future cash outflows in respect of long-term debt principal repayments - Derivative Liabilities	2,436
Thereafter | U.S. Dollars | Composite long-term debt
Long-term debt maturities
Total	2,433
Thereafter | Cdn. Dollars | Long-term debt
Long-term debt maturities
Future cash outflows in respect of long-term debt principal repayments	$ 7,075